CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	€ (54,467)	€ (25,387)
Adjustments for non-cash items
Amortization of intangible assets	12	5
Depreciation of property, plant and equipment	915	215
Expense recognized in respect of share-based payments	17,199	8,824
Adjustments for non-cash items	(36,341)	(16,343)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(179)	(7,356)
(Increase)/decrease in other current assets	(5,331)	(2,268)
Increase/(decrease) in trade and other payables	17,996	6,274
Increase/(decrease) in deferred revenue - current	38,657	(7,810)
Movements in non-current assets/liabilities
Increase)/decrease in other- noncurrent assets	(2,767)	(84)
Increase/(decrease) in deferred revenue - non-current	217,143
Cash flows (used in)/from operating activities	229,178	(27,587)
Income taxes paid	(794)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	228,384	(27,587)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(35,429)
Purchase of property, plant and equipment	(678)	(292)
(Increase)/decrease in financial assets - current	(488,534)	(29,075)
Interest paid	(47)
Interest received	1,384	1,256
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES	(523,304)	(28,111)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Payment of lease liabilities	(536)
Proceeds from issue of new shares, gross amount	176,725
Proceeds from exercise of stock options	3,144	1,676
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES	179,333	1,676
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	(115,587)	(54,022)
Cash and cash equivalents at the beginning of the period	281,040	190,867
Exchange gains/(losses) on cash & cash equivalents	2,340	4,024
Cash and cash equivalents at the end of the period	€ 167,793	€ 140,869